Business combinations - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Jun. 09, 2023	Apr. 03, 2023
Circles Collective Inc
Current assets:
Cash and cash equivalents		$ 2
Current assets		2
Non-current assets:
Technology		1,830
Goodwill		1,210
Total assets		3,042
Current liabilities:
Trade and other payables		2
Deferred revenue		1
Current liabilities		3
Deferred tax liability		48
Total liabilities		51
Fair value of net assets acquired		2,991
Paid in cash		2,526
Holdback payable		466
Working capital adjustment		(1)
Total purchase consideration		$ 2,991
Edugo AI HK Limited
Current assets:
Cash and cash equivalents	$ 4
Current assets	4
Non-current assets:
Technology	4,126
Goodwill	2,798
Total assets	6,928
Current liabilities:
Trade and other payables	187
Total liabilities	187
Fair value of net assets acquired	6,741
Paid in cash	6,151
Holdback payable	552
Pre-funded expenses	38
Total purchase consideration	$ 6,741